UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

1636 Logan Street, Denver, Colorado, 80203
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2015

Date of reporting period: 07/01/2014 - 06/30/2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§239.24 and §274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

American Growth Fund Series Two

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
Diageo PLC	DEO 25243Q-205	9/18/2014	1 REPORT AND ACCOUNTS 2014.
2 DIRECTORS´ REMUNERATION REPORT 2014.
3 DIRECTORS´ REMUNERATION POLICY.
4 DECLARATION OF FINAL DIVIDEND.
5 RE-ELECTION OF PB BRUZELIUS AS A DIRECTOR. (AUDIT, NOMINATION & REMUNERATION COMMITTEE)
6 RE-ELECTION OF LM DANON AS A DIRECTOR. (AUDIT, NOMINATION & REMUNERATION COMMITTEE)
7 RE-ELECTION OF LORD DAVIES AS A DIRECTOR. (AUDIT, NOMINATION, REMUNERATION COMMITTEE(CHAIRMAN OF THE COMMITTEE))
8 RE-ELECTION OF HO KWONPING AS A DIRECTOR. (AUDIT, NOMINATION & REMUNERATION COMMITTEE)
9 RE-ELECTION OF BD HOLDEN AS A DIRECTOR. (AUDIT, NOMINATION & REMUNERATION COMMITTEE)
10 RE-ELECTION OF DR FB HUMER AS A DIRECTOR. (NOMINATION COMMITTEE(CHAIRMAN OF THE COMMITTEE))
11 RE-ELECTION OF D MAHLAN AS A DIRECTOR. (EXECUTIVE COMMITTEE)
12 RE-ELECTION OF I MENEZES AS A DIRECTOR. (EXECUTIVE COMMITTEE(CHAIRMAN OF THE COMMITTEE))
13 RE-ELECTION OF PG SCOTT AS A DIRECTOR. (AUDIT(CHAIRMAN OF THE COMMITTEE), NOMINATION, REMUNERATION COMMITTEE)
14 ELECTION OF NS MENDELSOHN AS A DIRECTOR. (AUDIT, NOMINATION & REMUNERATION COMMITTEE)
15 ELECTION OF AJH STEWART AS A DIRECTOR. (AUDIT, NOMINATION & REMUNERATION COMMITTEE)
16 RE-APPOINTMENT OF AUDITOR.
17 REMUNERATION OF AUDITOR.
18 AUTHORITY TO ALLOT SHARES.
19 DISAPPLICATION OF PRE-EMPTION RIGHTS.
20 AUTHORITY TO PURCHASE OWN ORDINARY SHARES.
21 AUTHORITY TO MAKE POLITICAL DONATIONS AND/OR TO INCUR POLITICAL EXPENDITURE IN THE EU.
			22 ADOPTION OF THE DIAGEO 2014 LONG TERM INCENTIVE PLAN.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For For For For For For For
Microsoft Corpoartion	MFST 594918-104	12/3/2014	1A. ELECTION OF DIRECTOR: WILLIAM H. GATES III
1B. ELECTION OF DIRECTOR: MARIA M. KLAWE
1C. ELECTION OF DIRECTOR: TERI L. LIST-STOLL
1D. ELECTION OF DIRECTOR: G. MASON MORFIT
1E. ELECTION OF DIRECTOR: SATYA NADELLA
1F. ELECTION OF DIRECTOR: CHARLES H. NOSKI
1G. ELECTION OF DIRECTOR: HELMUT PANKE
1H. ELECTION OF DIRECTOR: CHARLES W. SCHARF
1I. ELECTION OF DIRECTOR: JOHN W. STANTON
1J. ELECTION OF DIRECTOR: JOHN W. THOMPSON
2 ADVISORY VOTE ON EXECUTIVE COMPENSATION
3 RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2015
			4 SHAREHOLDER PROPOSAL - PROXY ACCESS FOR SHAREHOLDERS	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For Against	For For For For For For For For For For For For Against
Apple Inc.	AAPL 037833-100	3/10/2015	1A. ELECTION OF DIRECTOR: TIM COOK
1B. ELECTION OF DIRECTOR: AL GORE
1C. ELECTION OF DIRECTOR: BOB IGER
1D. ELECTION OF DIRECTOR: ANDREA JUNG
1E. ELECTION OF DIRECTOR: ART LEVINSON
1F. ELECTION OF DIRECTOR: RON SUGAR
1G. ELECTION OF DIRECTOR: SUE WAGNER
2 RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015
3 AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION
4 THE AMENDMENT OF THE APPLE INC. EMPLOYEE STOCK PURCHASE PLAN
5 A SHAREHOLDER PROPOSAL BY THE NATIONAL CENTER FOR PUBLIC POLICY RESEARCH ENTITLED "RISK REPORT"
			6 A SHAREHOLDER PROPOSAL BY MR. JAMES MCRITCHIE AND MR. JOHN HARRINGTON ENTITLED "PROXY ACCESS FOR SHAREHOLDERS"	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For Against Against	For For For For For For For For For For Against Against
QUALCOMM INCORPORATED	QCOM 747525-103	3/9/2015	1A. ELECTION OF DIRECTOR: BARBARA T. ALEXANDER
1B. ELECTION OF DIRECTOR: DONALD G. CRUICKSHANK
1C. ELECTION OF DIRECTOR: RAYMOND V. DITTAMORE
1D. ELECTION OF DIRECTOR: SUSAN HOCKFIELD
1E. ELECTION OF DIRECTOR: THOMAS W. HORTON
1F. ELECTION OF DIRECTOR: PAUL E. JACOBS
1G. ELECTION OF DIRECTOR: SHERRY LANSING
1H. ELECTION OF DIRECTOR: HARISH MANWANI
1I. ELECTION OF DIRECTOR: STEVEN M. MOLLENKOPF
1J. ELECTION OF DIRECTOR: DUANE A. NELLES
1K. ELECTION OF DIRECTOR: CLARK T. RANDT, JR.
1L. ELECTION OF DIRECTOR: FRANCISCO ROS
1M. ELECTION OF DIRECTOR: JONATHAN J. RUBINSTEIN
1N. ELECTION OF DIRECTOR: BRENT SCOWCROFT
1O. ELECTION OF DIRECTOR: MARC I. STERN
2 TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR OUR FISCAL YEAR ENDING SEPTEMBER 27, 2015.
3 TO APPROVE AN AMENDMENT TO THE 2001 EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE SHARE RESERVE BY 25,000,000 SHARES.
			4 TO HOLD AN ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For For For
NEWMARKET CORPORATION	NEU 651587-107	4/23/2015	1.1 ELECTION OF DIRECTOR: PHYLLIS L. COTHRAN
1.2 ELECTION OF DIRECTOR: MARK M. GAMBILL
1.3 ELECTION OF DIRECTOR: BRUCE C. GOTTWALD
1.4 ELECTION OF DIRECTOR: THOMAS E. GOTTWALD
1.5 ELECTION OF DIRECTOR: PATRICK D. HANLEY
1.6 ELECTION OF DIRECTOR: JAMES E. ROGERS
2 RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.
			3 APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF NEWMARKET CORPORATION.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For	For For For For For For For For
YUM! BRANDS, INC.	YUM 988498-101	5/1/2015	1A. ELECTION OF DIRECTOR: MICHAEL J. CAVANAGH
1B. ELECTION OF DIRECTOR: GREG CREED
1C. ELECTION OF DIRECTOR: DAVID W. DORMAN
1D. ELECTION OF DIRECTOR: MASSIMO FERRAGAMO
1E. ELECTION OF DIRECTOR: MIRIAN M. GRADDICK-WEIR
1F. ELECTION OF DIRECTOR: JONATHAN S. LINEN
1G. ELECTION OF DIRECTOR: THOMAS C. NELSON
1H. ELECTION OF DIRECTOR: DAVID C. NOVAK
1I. ELECTION OF DIRECTOR: THOMAS M. RYAN
1J. ELECTION OF DIRECTOR: ELANE B. STOCK
1K. ELECTION OF DIRECTOR: JING-SHYH S. SU
1L. ELECTION OF DIRECTOR: ROBERT D. WALTER
2 RATIFICATION OF INDEPENDENT AUDITORS.
3 ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.
			4 SHAREHOLDER PROPOSAL REGARDING POLICY ON ACCELERATED VESTING UPON A CHANGE IN CONTROL.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For Against	For For For For For For For For For For For For For For Against
CREDIT ACCEPTANCE CORPORATION	CACC 225310-101	5/14/2015	1 DIRECTOR
1) DONALD A. FOSS
2) GLENDA J. FLANAGAN
3) BRETT A. ROBERTS
4) THOMAS N. TRYFOROS
5) SCOTT J. VASSALLUZZO
2 ADVISORY VOTE ON EXECUTIVE COMPENSATION.
			3 RATIFICATION OF THE SELECTION OF GRANT THORNTON LLP AS CREDIT ACCEPTANCE CORPORATION´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For For For For	For For For For For For For
FORD MOTOR COMPANY	F 345370-860	5/14/2015	1A. ELECTION OF DIRECTOR: STEPHEN G. BUTLER
1B. ELECTION OF DIRECTOR: KIMBERLY A. CASIANO
1C. ELECTION OF DIRECTOR: ANTHONY F. EARLEY, JR.
1D. ELECTION OF DIRECTOR: MARK FIELDS
1E. ELECTION OF DIRECTOR: EDSEL B. FORD II
1F. ELECTION OF DIRECTOR: WILLIAM CLAY FORD, JR.
1G. ELECTION OF DIRECTOR: JAMES P. HACKETT
1H. ELECTION OF DIRECTOR: JAMES H. HANCE, JR.
1I. ELECTION OF DIRECTOR: WILLIAM W. HELMAN IV
1J. ELECTION OF DIRECTOR: JON M. HUNTSMAN, JR.
1K. ELECTION OF DIRECTOR: WILLIAM E. KENNARD
1L. ELECTION OF DIRECTOR: JOHN C. LECHLEITER
1M. ELECTION OF DIRECTOR: ELLEN R. MARRAM
1N. ELECTION OF DIRECTOR: GERALD L. SHAHEEN
1O. ELECTION OF DIRECTOR: JOHN L. THORNTON
2 RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
3 SAY ON PAY - AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVES.
4 RELATING TO CONSIDERATION OF A RECAPITALIZATION PLAN TO PROVIDE THAT ALL OF THE COMPANY´S OUTSTANDING STOCK HAVE ONE VOTE PER SHARE.
			5 RELATING TO ALLOWING HOLDERS OF 20% OF OUTSTANDING COMMON STOCK TO CALL SPECIAL MEETINGS OF SHAREHOLDERS.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For For For For Against Against
CHURCH & DWIGHT CO., INC.	CHD 171340-102	5/7/2015	1A. ELECTION OF DIRECTOR: T. ROSIE ALBRIGHT
1B. ELECTION OF DIRECTOR: RAVICHANDRA K. SALIGRAM
1C. ELECTION OF DIRECTOR: ROBERT K. SHEARER
2 ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.
			3 RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
3M COMPANY	MMM 88579Y-101	5/12/2015	1A. ELECTION OF DIRECTOR: LINDA G. ALVARADO
1B. ELECTION OF DIRECTOR: SONDRA L. BARBOUR
1C. ELECTION OF DIRECTOR: THOMAS "TONY" K. BROWN
1D. ELECTION OF DIRECTOR: VANCE D. COFFMAN
1E. ELECTION OF DIRECTOR: MICHAEL L. ESKEW
1F. ELECTION OF DIRECTOR: HERBERT L. HENKEL
1G. ELECTION OF DIRECTOR: MUHTAR KENT
1H. ELECTION OF DIRECTOR: EDWARD M. LIDDY
1I. ELECTION OF DIRECTOR: INGE G. THULIN
1J. ELECTION OF DIRECTOR: ROBERT J. ULRICH
2 TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
			3 ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For	For For For For For For For For For For For For
GILEAD SCIENCES, INC.	GILD 375558-103	5/6/2015	1A. ELECTION OF DIRECTOR: JOHN F. COGAN
1B. ELECTION OF DIRECTOR: ETIENNE F. DAVIGNON
1C. ELECTION OF DIRECTOR: CARLA A. HILLS
1D. ELECTION OF DIRECTOR: KEVIN E. LOFTON
1E. ELECTION OF DIRECTOR: JOHN W. MADIGAN
1F. ELECTION OF DIRECTOR: JOHN C. MARTIN
1G. ELECTION OF DIRECTOR: NICHOLAS G. MOORE
1H. ELECTION OF DIRECTOR: RICHARD J. WHITLEY
1I. ELECTION OF DIRECTOR: GAYLE E. WILSON
1J. ELECTION OF DIRECTOR: PER WOLD-OLSEN
2 TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.
3 TO APPROVE AN AMENDMENT AND RESTATEMENT TO GILEAD´S EMPLOYEE STOCK PURCHASE PLAN AND INTERNATIONAL EMPLOYEE STOCK PURCHASE PLAN.
4 TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT.
5 TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD TAKE STEPS TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.
6 TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD ADOPT A POLICY THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT DIRECTOR.
7 TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT GILEAD ISSUE AN ANNUAL SUSTAINABILITY REPORT.
			8 TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD REPORT ON CERTAIN RISKS TO GILEAD FROM RISING PRESSURE TO CONTAIN U.S. SPECIALTY DRUG PRICES.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For Against Against Against Against	For For For For For For For For For For For For For Against Against Against Against
TIFFANY & CO	TIF 886547-108	5/28/2015	1A. ELECTION OF DIRECTOR: MICHAEL J. KOWALSKI
1B. ELECTION OF DIRECTOR: ROSE MARIE BRAVO
1C. ELECTION OF DIRECTOR: GARY E. COSTLEY
1D. ELECTION OF DIRECTOR: FREDERIC CUMENAL
1E. ELECTION OF DIRECTOR: LAWRENCE K. FISH
1F. ELECTION OF DIRECTOR: ABBY F. KOHNSTAMM
1G. ELECTION OF DIRECTOR: CHARLES K. MARQUIS
1H. ELECTION OF DIRECTOR: PETER W. MAY
1I. ELECTION OF DIRECTOR: WILLIAM A. SHUTZER
1J. ELECTION OF DIRECTOR: ROBERT S. SINGER
2 RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2016.
			3 APPROVAL OF THE COMPENSATION PAID TO THE COMPANY´S NAMED EXECUTIVE OFFICERS IN FISCAL 2014.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For	For For For For For For For For For For For For
CUMMINS INC.	CMI 231021-106	5/12/2015	1) ELECTION OF DIRECTOR: N. THOMAS LINEBARGER
2) ELECTION OF DIRECTOR: ROBERT J. BERNHARD
3) ELECTION OF DIRECTOR: DR. FRANKLIN R. CHANG DIAZ
4) ELECTION OF DIRECTOR: BRUNO V. DI LEO ALLEN
5) ELECTION OF DIRECTOR: STEPHEN B. DOBBS
6) ELECTION OF DIRECTOR: ROBERT K. HERDMAN
7) ELECTION OF DIRECTOR: ALEXIS M. HERMAN
8) ELECTION OF DIRECTOR: THOMAS J. LYNCH
9) ELECTION OF DIRECTOR: WILLIAM I. MILLER
10) ELECTION OF DIRECTOR: GEORGIA R. NELSON
11) ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.
12) PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS FOR 2015.
			13) SHAREHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIR.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For Against	For For For For For For For For For For For For Against
GOOGLE INC.	GOOG 38259P-508	42158	1 DIRECTOR
1) LARRY PAGE
2) SERGEY BRIN
3) ERIC E. SCHMIDT
4) L. JOHN DOERR
5) DIANE B. GREENE
6) JOHN L. HENNESSY
7) ANN MATHER
8) ALAN R. MULALLY
9) PAUL S. OTELLINI
10) K. RAM SHRIRAM
11) SHIRLEY M. TILGHMAN
2 THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GOOGLE´S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.
3 THE APPROVAL OF AN AMENDMENT TO GOOGLE´S 2012 STOCK PLAN TO INCREASE THE SHARE RESERVE BY 17,000,000 SHARES OF CLASS C CAPITAL STOCK.
4 A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.
5 A STOCKHOLDER PROPOSAL REGARDING A LOBBYING REPORT, IF PROPERLY PRESENTED AT THE MEETING.
6 A STOCKHOLDER PROPOSAL REGARDING THE ADOPTION OF A MAJORITY VOTE STANDARD FOR THE ELECTION OF DIRECTORS, IF PROPERLY PRESENTED AT THE MEETING.
7 A STOCKHOLDER PROPOSAL REGARDING A REPORT ON RENEWABLE ENERGY COST, IF PROPERLY PRESENTED AT THE MEETING.
			8 A STOCKHOLDER PROPOSAL REGARDING A REPORT ON BUSINESS RISK RELATED TO CLIMATE CHANGE REGULATIONS, IF PROPERLY PRESENTED AT THE MEETING.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For For For Against Against Against Against Against	For For For For For For For For For For For For For Against Against Against Against Against